Employee Benefits (Effects Of One Percentage Point Change In Assumed Health Care Cost Trend Rates) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Employee Benefits [Abstract]
Effect on 2011 service and interest cost, Increase	$ 199
Effect on 2011 service and interest cost, Decrease	(163)
Effect on postretirement benefit obligation as of December 31, 2011, Increase	3,422
Effect on postretirement benefit obligation as of December 31, 2011, Decrease	$ (2,768)